Acquisitions (Schedule of Allocation of Purchase Price for Acquired Net Assets) (Detail) (USD $) In Thousands, unless otherwise specified	Jul. 31, 2009 Keymail Marketing Ltd.	Mar. 01, 2010 CoTweet, Inc.	Aug. 18, 2010 mPath Global Pty Ltd.	Aug. 24, 2011 Frontier Technologia, Ltda.	Jul. 31, 2009 Customer Lists [Member] Keymail Marketing Ltd.	Aug. 18, 2010 Customer Lists [Member] mPath Global Pty Ltd.	Aug. 24, 2011 Customer Lists [Member] Frontier Technologia, Ltda.
Business Acquisition [Line Items]
Other assets and liabilities, net		$ (78)		$ 264
Other current assets and current liabilities, net	34		(224)
Software technology		1,200
Customer list					421	806	1,408
Deferred tax assets		452
Noncompete agreements	688		357	750
Goodwill	466	14,267	1,031	3,008
Purchase price allocation	$ 1,609	$ 15,841	$ 1,970	$ 5,430